Marketable debt securities - Other disclosures (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2019	Feb. 28, 2017	Oct. 31, 2013	Oct. 31, 2011	Apr. 30, 2007	Dec. 31, 2021	Dec. 31, 2020	Apr. 14, 2020
Marketable debt securities | Maximum
Financial liabilities
Authorized issuances				$ 6,500	$ 4,000
Authorized issuance period			15 years		30 years
Structured bank bonds
Financial liabilities
Authorized issuance period	15 years	15 years
Structured bank bonds | Maximum
Financial liabilities
Authorized issuances	$ 20,000	$ 10,000
Senior Unsecured Note, April 17, 2025
Financial liabilities
Notes issued								$ 1,750
Interest rate (as a percent)						5.38%	5.375%	5.375%